Borrowings - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Interest expense, net of capitalized and income amounts	$ 120,773	$ 117,808	$ 86,840
Amortization of discount and deferred finance costs	16,870	16,358	13,903
Other	0	0	56
Total finance costs	$ 137,643	$ 134,166	$ 100,799